MFS Moderate Allocation Fund (Prospectus Summary) | MFS Moderate Allocation Fund
Summary of Key Information
Investment Objective
The investment objective of the fund is to seek a high level of total return consistent with a moderate level of risk relative to the other MFS Asset
Allocation Funds.  (The MFS Asset Allocation Funds currently include the MFS
Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth
Allocation Fund, and MFS Aggressive Growth Allocation Fund.)
Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 11 of the fund's prospectus and "Waivers of Sales Charges" on page I-20 of the fund's statement of additional information Part I.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Moderate Allocation Fund	A		B	C	I	529A	529B	529C	R1	R2	R3	R4
Shareholder Fees Column [Text]	A		B	C	I	529A	529B	529C	ALL R	ALL R	ALL R	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	4.00%	1.00%	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Moderate Allocation Fund		A	B	C	I	529A	529B	529C	R1	R2	R3	R4
Operating Expenses Column [Text]		A	B	C	I	529A	529B	529C	R1	R2	R3	R4
Management Fee		none	none	none	none	none	none	none	none	none	none	none
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%	1.00%	1.00%	1.00%	0.50%	0.25%	none
Other Expenses		0.09%	0.09%	0.09%	0.09%	0.19%	0.19%	0.19%	0.09%	0.09%	0.09%	0.09%
Acquired (Underlying) Fund Fees and Expenses		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Total Annual Fund Operating Expenses		1.09%	1.84%	1.84%	0.84%	1.19%	1.94%	1.94%	1.84%	1.34%	1.09%	0.84%
Fee Reductions and/or Expense Reimbursements	[1]	none	none	none	none	(0.05%)	(0.05%)	(0.05%)	none	none	none	none
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.09%	1.84%	1.84%	0.84%	1.14%	1.89%	1.89%	1.84%	1.34%	1.09%	0.84%
[1]	MFS Fund Distributors, Inc., has agreed in writing to waive the program management fee for each of the fund's Class 529A, Class 529B, and Class 529C shares to 0.05% of the fund's average daily net assets attributable to each share class annually. This written agreement will expire on September 30, 2013, unless MFS Fund Distributors, Inc., elects to extend the waiver.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.
Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Moderate Allocation Fund (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
A	Class A Shares	680	902	1,141	1,827
B	Class B Shares assuming redemption at end of period	587	879	1,196	1,962
C	Class C Shares assuming redemption at end of period	287	579	996	2,159
I	Class I Shares	86	268	466	1,037
529A	Class 529A Shares	685	926	1,187	1,931
529B	Class 529B Shares assuming redemption at end of period	592	904	1,242	2,066
529C	Class 529C Shares assuming redemption at end of period	292	604	1,042	2,260
R1	Class R1 Shares	187	579	996	2,159
R2	Class R2 Shares	136	425	734	1,613
R3	Class R3 Shares	111	347	601	1,329
R4	Class R4 Shares	86	268	466	1,037

Expense Example, No Redemption MFS Moderate Allocation Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B	Class B Shares assuming no redemption at end of period	187	579	996	1,962
C	Class C Shares assuming no redemption at end of period	187	579	996	2,159
529B	Class 529B Shares assuming no redemption at end of period	192	604	1,042	2,066
529C	Class 529C Shares assuming no redemption at end of period	192	604	1,042	2,260

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies
The fund is designed to provide diversification among different asset classes by investing its assets in other mutual funds advised by MFS (Massachusetts
Financial Services Company, the fund's investment adviser), referred to as underlying funds. The underlying funds are selected following a two stage asset allocation process. The first stage is a strategic asset allocation to determine the percentage of the fund's assets to be invested in the general asset classes of Bond Funds, International Stock Funds, and U.S. Stock Funds, as well as an allocation to underlying funds that have less traditional investment strategies that MFS believes provide diversification benefits when added to a portfolio consisting of stock and bond funds (referred to as Specialty Funds). The second stage involves the actual selection of underlying funds to represent the asset classes based on underlying fund classifications, historical risk, performance, and other factors. Within the stock fund allocations, MFS seeks to diversify globally (by including domestic and international underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds), and by style (by including both growth and value underlying funds). Within the bond fund allocation, MFS includes underlying funds with varying degrees of interest rate and credit exposure.

As of September 28, 2012, the fund's target allocation among asset classes and the underlying funds was:

Bond Funds:                             40%
MFS Emerging Markets Debt Fund           3%
MFS Global Bond Fund                     5%
MFS Government Securities Fund          10%
MFS High Income Fund                     5%
MFS Inflation-Adjusted Bond Fund         5%
MFS Research Bond Fund                  12%
Specialty Funds:                         6%
MFS Absolute Return Fund                 1%
MFS Commodity Strategy Fund              3%
MFS Global Real Estate Fund              2%
International Stock Funds:              13%
MFS International Growth Fund            3%
MFS International New Discovery Fund     1%
MFS International Value Fund             3%
MFS Research International Fund          6%
U.S. Stock Funds:                       41%
MFS Growth Fund                          8%
MFS Mid Cap Growth Fund                  7%
MFS Mid Cap Value Fund                   7%
MFS New Discovery Fund                 1.5%
MFS New Discovery Value Fund           1.5%
MFS Research Fund                        8%
MFS Value Fund 8%
Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection and Allocation Risk:  MFS' investment analysis, its selection of investments, and its assessment of the risk/return potential of asset classes and underlying funds may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the
U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Interest Rate Risk:  The price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Lower quality debt instruments (commonly referred to as "high yield securities"
or "junk bonds") can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Lower quality debt instruments are regarded as having predominantly speculative characteristics.
Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the fund and the overall municipal market.

Commodity Risk:  The value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity.

Real Estate-Related Investment Risk:  The risks of investing in real estate-related securities include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.  The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives'
original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.
Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.
The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.
Class A Bar Chart.

The total return for the six-month period ended June 30, 2012 was 5.90%. During the period(s) shown in the bar chart, the highest quarterly return was 13.80%
(for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (15.13)% (for the calendar quarter ended December 31, 2008).
Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns MFS Moderate Allocation Fund	Label		1 Year	5 Years	Since Inception	Inception Date
A	A Shares Returns Before Taxes		(5.48%)	1.96%	5.18%	Jun. 28, 2002
B	B Shares Returns Before Taxes		(4.33%)	2.09%	5.26%	Jun. 28, 2002
C	C Shares Returns Before Taxes		(1.42%)	2.45%	5.14%	Jun. 28, 2002
I	I Shares Returns Before Taxes		0.53%	3.48%	6.21%	Jun. 28, 2002
529A	529A Shares Returns Before Taxes		(5.55%)	1.83%	5.00%	Jun. 28, 2002
529B	529B Shares Returns Before Taxes		(4.41%)	1.96%	5.07%	Jun. 28, 2002
529C	529C Shares Returns Before Taxes		(1.50%)	2.30%	4.95%	Jun. 28, 2002
R1	R1 Shares Returns Before Taxes		(0.53%)	2.42%	5.04%	Jun. 28, 2002
R2	R2 Shares Returns Before Taxes		(0.04%)	2.92%	5.54%	Jun. 28, 2002
R3	R3 Shares Returns Before Taxes		0.30%	3.19%	5.85%	Jun. 28, 2002
R4	R4 Shares Returns Before Taxes		0.53%	3.45%	6.13%	Jun. 28, 2002
After Taxes on Distributions A	A Shares Returns After Taxes on Distributions		(6.22%)	1.03%	4.38%	Jun. 28, 2002
After Taxes on Distributions and Sales A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares		(3.44%)	1.22%	4.11%	Jun. 28, 2002
Standard & Poor's 500 Stock Index	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Standard & Poor's 500 Stock Index		2.11%	(0.25%)	4.59%	Jun. 28, 2002
MFS Moderate Allocation Fund Blended Index	Index Comparisons (Reflects no deduction for fees, expenses or taxes) MFS Moderate Allocation Fund Blended Index	[1]	2.22%	2.30%	5.37%	Jun. 28, 2002
[1]	The MFS Moderate Allocation Fund Blended Index (the "Blended Index") is at a point in time and allocations during the period can change. At period end, the Blended Index was composed of the following amounts of the following indices: (41%) Standard & Poor's 500 Stock Index; (13%) MSCI EAFE (Europe, Australasia, Far East) Index; (3%) The Dow Jones-UBS Commodity Index; (2%) FTSE EPRA/NAREIT Developed Real Estate Index ; and (41%) Barclays U.S. Aggregate Bond Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.